CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
CURRENT ASSETS
Cash and cash equivalents (Note 10)	$ 58,801	$ 62,731
Marketable securities - current (Note 11)	21,460	17,773
Accounts receivable - net (Note 12)	2,027	2,829
Prepaid expenses	750	801
Other current assets (Notes 13 and 25)	293	1,001
Total Current Assets	83,331	85,135
Marketable securities - noncurrent (Note 14)	6,048	4,292
Equity method investments (Note 15)	5,822	5,223
PROPERTY, PLANT AND EQUIPMENT
Land and buildings	1,211	1,243
Information and communication equipment	4,082	3,986
Office furniture and fixtures	184	295
Leasehold improvements	122	455
Other		28
Property, Plant and Equipment, Gross, Total	5,599	6,007
Less: Accumulated depreciation and amortization	(3,922)	(4,058)
Net long-lived assets	1,677	1,949
GOODWILL (Note 6)		16,934
INTANGIBLE ASSETS - NET (Note 7)	1,461	15,675
OTHER ASSETS
Refundable deposits	306	392
Prepaid licensing and royalty fees (Note 8)	4,666	8,644
Other (Note 5)	10	2,150
Total Other Assets	4,982	11,186
TOTAL ASSETS	103,321	140,394
CURRENT LIABILITIES
Short-term borrowings (Note 16)	4,361	7,748
Accounts payable	1,178	324
Accrued compensation	380	1,233
Accrued expenses (Note 17)	2,617	5,182
Deferred revenue	2,441	3,174
Other current liabilities (Note 18)	3,862	3,986
Total Current Liabilities	14,839	21,647
OTHER LIABILITIES
Accrued pension liabilities (Note 19)	170	281
Other (Notes 20 and 25)	11	573
Total Other Liabilities	181	854
Total Liabilities	15,020	22,501
GigaMedia Shareholders' Equity:
Common shares, no par value, and additional paid-in capital; issued and outstanding 50,720 thousand shares in 2012 and 50,723 thousand shares in 2013	305,072	304,851
Accumulated deficit	(213,021)	(178,241)
Accumulated other comprehensive loss	(3,603)	(8,379)
Total GigaMedia shareholders' equity	88,448	118,231
Noncontrolling interest	(147)	(338)
Total Equity	88,301	117,893
COMMITMENTS AND CONTINGENCIES (Note 27)
TOTAL LIABILITIES AND EQUITY	$ 103,321	$ 140,394